EMERGING MARKETS FUNDS | HSBC RMB Fixed Income Fund
HSBC RMB Fixed Income Fund
Investment Objective
The investment objective of the HSBC RMB Fixed Income Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 78 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 70.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EMERGING MARKETS FUNDS HSBC RMB Fixed Income Fund	Class A Shares	Class I Shares	Class S Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EMERGING MARKETS FUNDS HSBC RMB Fixed Income Fund		Class A Shares	Class I Shares	Class S Shares
Management Fee		0.55%	0.55%	0.55%
Distribution (12b-1) Fee		none	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		1.64%	1.54%	1.44%
Total Other Expenses		1.89%	1.54%	1.44%
Total Annual Fund Operating Expenses		2.44%	2.09%	1.99%
Fee Waiver and/or Expense Reimbursement	[1]	0.99%	0.99%	0.99%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	1.10%	1.00%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in investment companies) to an annual rate of 1.45% for Class A Shares, 1.10% for Class I Shares and 1.00% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2015. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example EMERGING MARKETS FUNDS HSBC RMB Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	616	1,109	1,629	3,048
Class I Shares	112	559	1,033	2,342
Class S Shares	102	528	981	2,237

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in debt instruments that provide underlying currency exposure to Renminbi (“RMB”), the official currency of the People’s Republic of China (“China”). In order to gain such exposure, the Fund may invest in: (i) RMB-denominated debt instruments, including RMB-denominated deposits, through the RMB market outside mainland China, which is termed the “offshore” or “CNH” market, or (ii) in Hong Kong dollar or U.S. dollar denominated instruments with underlying currency exposure to RMB. The Fund may invest in futures, forwards (including non-deliverable forwards), options, credit default swaps and warrants, which are derivative instruments, to assist the Fund in achieving its investment objective and for hedging purposes (including hedging certain of its exposure to RMB). These instruments are included for the purposes of the Fund’s 80% of net assets policy, as appropriate, if the underlying asset of such derivative is a debt instrument that provides exposure to RMB.

The Fund may enter in to offshore deliverable forward and non-deliverable forward currency contracts settled in U.S. dollars. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount. The Fund may purchase forward currency contracts of various terms, but expects for the terms generally not to exceed one year.

The Fund may invest in debt instruments that are issued in or outside of China by governments, government agencies, supra-national and corporate issuers. The Fund may invest without limitation in investment-grade and high-yield securities (“junk bonds”) as well as unrated debt instruments. Investment grade securities are those securities that are rated by at least one nationally recognized statistical rating organization (“NRSRO”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”, “Aa”, “A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”, “AA”, “A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High-yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or Fitch or, if unrated, determined by the Adviser or HSBC Global Asset Management (Hong Kong) Limited, the Fund’s subadviser (“AMHK” or the “Subadviser”), to be of comparable quality. The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration of three to five years. The Fund may also purchase U.S. dollar denominated debt instruments, such as U.S. Treasury notes, certificates of deposit and commercial paper for hedging purposes.

The designation by China of an offshore market for RMB has resulted in the currency trading in two separate and distinct jurisdictions and market places at different exchange rates. RMB traded offshore, which is known as CNH, trades primarily in Hong Kong, while RMB traded onshore in mainland China is known as CNY. While the same currency, CNH and CNY trade at different exchange rates and do not correlate perfectly. Although the CNH and CNY markets generally tend to operate in line with one another, market dynamics may cause the CNH and CNY markets to deviate from one another from time to time. Due to the limited access to the onshore market, the Fund expects to invest primarily in the offshore RMB market. The CNH market provides offshore investors, such as the Fund, with direct access to Chinese RMB and RMB-denominated debt instruments. In the event the CNY market becomes more accessible in the future, the Fund may increase the investments it makes through that market. The offshore RMB bond market is relatively new and may not be as liquid as more established markets. Therefore, until the RMB bond market has fully developed, the Fund may at times invest in cash, deposits and other fixed income instruments that provides underlying exposure to RMB.

The Fund may invest in convertible bonds, which may be issued by companies of all sizes and market capitalizations. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by an NRSRO.

In light of the nature of the Fund’s investment strategy, the Fund will, under normal market conditions, invest more than 25% of its total assets (measured at the time of purchase) in issuers that are in the financial services group of industries. For purposes of the Fund’s investments, the financial services group of industries includes, among other things, banks, asset management companies, investment banking companies, brokerage companies, custody banks, finance companies (e.g., automobile finance) and insurance companies.

AMHK selects securities for purchase and sale by using a top down approach in which country credits, currencies and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel, and a variety of other sources including third-party data providers. The Subadviser uses an investment process that focuses on managing credit risk and liquidity. The Subadviser will seek to identify risk differentiation across issuers while attempting to manage credit, liquidity and interest rate risks.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

•	Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. Investors should note that interest rates are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments.

•	High-Yield Securities (“Junk Bond”) Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are often considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less marketable (i.e., less liquid than higher rated securities). The prices of high-yield securities, which may be more volatile and less liquid than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic or political conditions.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•	Risks of China-Related Investments: Investing in RMB-denominated debt instruments that may be issued by issuers located in Hong Kong or China or multi-national issuers with subsidiaries in Hong Kong or China, may involve special risks. In this regard, the Fund may be exposed to risks associated with mainland China, even though Hong Kong has a separate political and legal system. Risks relating to Hong Kong and mainland China include:

•	Currency Risk: The U.S. dollar value of your investment in the Fund is expected normally to decline if the value of RMB depreciates against the U.S. dollar. Conversely, the U.S. dollar value of your investment in the Fund is expected normally to increase if the value of RMB appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, there can be no assurance that RMB will not be subject to devaluation or revaluation or that shortages in availability of foreign currency will not develop. The value of an investment in the Fund may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The CNH and CNY exchange rates may diverge in value, and the Chinese government may take action that could result in this divergence increasing or decreasing, which could decrease the value of the Fund’s investments if the currency is more desirable in one market than another. The divergence between CNH and CNY exchange rates can be pronounced, but has generally narrowed as the CNH market has developed. The Fund will have to acquire RMB to make investments, and convert RMB to U.S. dollars to pay redemptions.

The exchange rates of RMB are not pegged to the U.S. dollar. RMB has a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of RMB against other major currencies in the inter-bank foreign exchange market is allowed to float within a narrow band around the central parity published by the People’s Bank of China.

As exchange rates are based primarily on market forces, the exchange rates for RMB against other currencies, including the U.S. dollar, are susceptible to movements based on external factors. The Chinese government also regularly intervenes in the CNY market and trading in RMB may be subject to possible delay in the settlement process.

•	Political and Economic Risk: The economy of mainland China, which has been in a state of transition from a planned economy to a more market oriented economy, differs from the economies of most developed countries in many respects, including the level of government involvement, its state of development, its growth rate, control of foreign exchange, and allocation of resources. Although the majority of productive assets in China are still owned by the government at various levels, in recent years, the government has implemented economic reform measures emphasizing utilization of market forces in the development of the economy of China and a higher level of management autonomy.

Political changes, social instability and adverse diplomatic developments in China could result in the imposition of additional government restrictions including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by issuers (or affiliates of issuers) of instruments in which the Fund may invest.

The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. Through its policies, the government may provide preferential treatment to particular industries or companies. The policies set by the government could have a substantial effect on the Chinese economy and thus the Fund’s investments in RMB-denominated debt instruments. The Chinese government’s control of currency conversion and movements in the RMB exchange rates may adversely affect the operations and financial results of issuers in China.

o	Inflation: Economic growth in China historically has been accompanied by periods of high inflation. Beginning in 2004, the Chinese government commenced the implementation of various measures to control inflation and restrain the rate of economic growth, which included the tightening of the money supply, the raising of interest rates and more stringent control over certain industries. If these measures are unsuccessful, and if inflation were to steadily increase, the performance of the Chinese economy and the value of the Fund’s investments could be negatively impacted.

o	Market Access to China: It is difficult for investors located outside of China to directly access debt instruments in mainland China because of investment and trading restrictions. For this reason, the Fund has to obtain exposure to RMB and RMB-denominated debt instruments by making investments outside of China, and generally in Hong Kong. These limitations and restrictions on access to the CNY market may impact the availability, liquidity, and pricing of investments designed to provide investors with exposure to Chinese markets and RMB. As a result, returns achieved by the Fund could differ from those available to domestic investors in China.

o	Hong Kong Policy: As part of Hong Kong’s transition from British to Chinese sovereignty in 1997, China agreed to allow Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems for a period of at least 50 years. China controls matters that relate to defense and foreign affairs. Under the agreement, China does not tax Hong Kong and does not place restrictions on free trade in Hong Kong. However, there is no guarantee that China will continue to honor the agreement, and China may change its policies regarding Hong Kong at any time. Any such change could adversely affect market conditions and the performance of the Chinese economy and the Fund’s investments.

o	Regulatory Risk: Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of U.S. issuers. Chinese issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly and potentially undesirably, from those applicable to U.S. issuers. As discussed further below, Hong Kong is subject to its own regulatory regime.

o	Risks of Change in Regulatory Regime: RMB-denominated debt instrument issuance in Hong Kong is subject to Hong Kong laws and regulations. The Chinese government currently views Hong Kong as one of the key offshore RMB-denominated debt instrument centers and has established a cooperative relationship with Hong Kong’s local government to develop the RMB-denominated debt instrument market. There can be no assurance that the Chinese government will continue to encourage issuance of RMB-denominated debt instruments outside of mainland China and any change in the Chinese government’s policy or the regulatory regime governing the issuance of RMB-denominated debt instruments in Hong Kong may adversely affect the Fund.

o	Risks of Developing Legal System: Mainland China’s legal system is based on statutes enacted by various state bodies dealing with economic matters such as foreign investment, company organization and governance, taxation and trade. These laws are quite recent with published court opinions based on these being limited and non-binding. This makes the interpretation and enforcement of these laws and regulations uncertain. With respect to laws pertaining to bankruptcy proceedings, such laws in mainland China are generally less developed than and different from such laws in the United States. Therefore, bankruptcy proceedings can take more time to resolve than similar proceedings in the United States and results can be unpredictable.

o	Tax Risk: Mainland China’s system of taxation is not as well settled as that of the United States. Changes in the Chinese tax system may have retroactive effects. In addition, interest payable on RMB-denominated debt instruments may be deemed to be profits arising in or derived from Hong Kong from a trade, profession or business carried out in Hong Kong. Sums derived from the sale, disposal or redemption of RMB-denominated debt instruments by the Fund may be subject to Hong Kong profits tax where the Fund’s dealing in RMB-denominated debt instruments is deemed to have carried on a trade, profession or business in Hong Kong and the sum has a Hong Kong source. There is no assurance that the current tax regime will not be changed. Any change of the tax regime could adversely affect the Fund’s investments in RMB-denominated debt instruments.

o	Capital Controls Risk: Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the government of China and the imposition of “capital controls” on the CNY market. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value. Although no capital controls may directly be imposed on the CNH market, market conditions may limit the ability of the Fund to access the CNH market.

o	Trading and Settlement Risk: Trading and settlement practices for transactions in the markets in which the Fund may trade to achieve RMB exposure may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses.

•	Derivatives Risk: The Fund’s use of futures, forwards (including non-deliverable forwards), swaps (including, but not limited to, credit default swaps) options and warrants, which are types of derivative instruments, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with, and may be more sensitive to market events than, the performance of RMB; the risk that such investments may result in losses or missed opportunities; the risk that the Fund will be unable to sell or close a contract; the risk that a counterparty is unwilling or unable to meet its obligation; risks arising from margin requirements; and the risk that the transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed by the Subadviser, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

These risks are heightened in light of the fact that the Subadviser may use derivatives as a substitute for direct holdings in RMB-denominated debt instruments, rather than only to hedge (or offset) the risk of a position or security held by the Fund. The success of the Subadviser’s strategy for derivatives will also be affected by its ability to assess and predict the impact of market or economic developments on RMB and the derivative contracts it has entered into, without the benefit of observing the performance of derivative contracts under all possible market conditions. Derivative contracts may be difficult to close out when the Fund’s portfolio managers may believe it would be appropriate to do so. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Concentrated Country Risk: The performance of the Fund is likely to be more volatile than the performance of other mutual funds due to its focused investment in instruments having exposure to China. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

•	Scarcity Risk: RMB-denominated debt instruments available for investment by the Fund are currently limited and the remaining duration of such instruments may be short. In the absence of available instruments, or when such instruments held are at maturity, the Fund may allocate a significant portion of its portfolio in RMB-denominated deposits until suitable RMB-denominated debt instruments are available in the market. This may adversely affect the Fund’s performance.

•	Industry Concentration Risk: The Fund will invest more than 25% of its total assets in securities issued by companies in the financial services group of industries, including banks, asset management companies, investment banking companies, brokerage companies, custody banks, finance companies (e.g., automobile finance) and insurance companies. Accordingly, the Fund will be more susceptible to developments that affect such industries than other funds that do not concentrate their investments.

•	Financial Services Risk: The Fund’s investments in the financial services group of industries may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries.

•	Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meets its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a forward contract, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations.

•	Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging market countries may be subject to greater custody risks than investments in more developed securities markets.

•	Liquidity Risk: The Fund may hold illiquid securities by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

The secondary market for RMB-denominated debt instruments is currently limited. In the absence of an active secondary market, the Fund may need to hold investments until their maturity date. If sizeable redemption requests are received, the Fund may need to liquidate its investments at a substantial discount in order to satisfy such requests and the Fund may suffer losses in trading such investments. Even if a secondary market is developed, the prices at which the Fund’s investments are traded may be higher or lower than the initial subscription prices due to many factors including the prevailing interest rates.

Further, the bid and offer spread of the price of the relevant RMB-denominated debt instruments may be high and the Fund may therefore incur significant trading costs and may even suffer losses when selling such instruments.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: Investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment.

•	Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. The prices of equity securities fluctuate from time to time based on changes in the company’s financial condition or overall market and economic conditions.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

•	Investment Access Risk: The Subadviser invests in the same securities as the Fund on behalf of its other clients, and affiliates of the Subadviser may underwrite issuances of these securities. At times, regulatory restrictions or a lack of sufficient quantities of certain securities may mean that the Fund is precluded from investing in, or may be limited in its investment in, securities that the Subadviser would otherwise wish to purchase for the Fund. This loss of opportunity may result in lower returns for the Fund than if the Subadviser were not subject to these restrictions or lack of access.

•	Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance during its first full calendar year of operations and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares. The returns for the Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	Q3	2013	2.45%
Worst Quarter:	Q2	2013	-0.63%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class I and Class S Shares may vary. The table further compares the Fund’s performance over time to that of the HSBC Offshore Renminbi Bond Index and the J.P. Morgan Emerging Local Markets Index Plus.

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns EMERGING MARKETS FUNDS HSBC RMB Fixed Income Fund	1 Year	Since Inception		Inception Date
Class A Shares	0.90%	3.37%		Jun. 08, 2012
Class A Shares After Taxes on Distributions	(0.59%)	2.07%		Jun. 08, 2012
Class A Shares After Taxes on Distributions and Sale of Fund Shares	0.49%	2.02%		Jun. 08, 2012
Class I Shares	6.37%	7.02%		Jun. 08, 2012
Class S Shares	6.37%	7.12%		Jun. 08, 2012
HSBC Offshore Renminbi Bond Index	6.79%	7.92%	[1]
J.P. Morgan Emerging Local Markets Index Plus	(2.04%)	2.51%	[1]
[1]	Since June 8, 2012.